Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair value of stock-based compensation awards
Volatility	117.30%	125.70%	119.50%
Risk-free interest rate	0.80%	1.50%	1.00%
Expected life of option	5 years 8 months 19 days	5 years 11 months 16 days	4 years 1 month 2 days
Expected dividend yield	0.00%	0.00%	0.00%